Related Party Transactions	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Related Party Transactions

22.	RELATED PARTY TRANSACTIONS

a)	Related parties

Name of related parties	Relationship with the Company
aBitCool	A company owned by the same group of the Company’s Class B ordinary shareholders (4)
aBitCool China Limited (“ABC”)	A company controlled by aBitCool
BitCool Media Group Limited (“Bitcool Media”)	A company controlled by aBitCool
21Vianet Beijing Intelligence Energy System Technology Co., Ltd. (“21V BJ”) (1)	A company controlled by aBitCool
CloudEx Beijing Science & Technology Co., Ltd. (“CE BJ”)	A company controlled by aBitCool
Beijing CloudEX Software Service Co., Ltd. (“CE Soft BJ”)	A company controlled by aBitCool
Ningbo 21Vianet Information Technology Co., Ltd. (“21V NB”) (1)	A company controlled by aBitCool
21Vianet Intelligence Technology Co., Ltd. (“21V FS”) (1)	A company controlled by aBitCool
Tianjin Yunlifang Technology Co., Ltd. (“TJ Yunlifang”) (1)	A company controlled by aBitCool
Guangzhou Juliang Information Technology Co., Ltd (“GZ Juliang”) (5)	A company controlled by aBitCool
21 ViaNet Engineering Technology Services Co., Ltd. (“VEE”) (1)	A company controlled by aBitCool
SH Guotong Network Co., Ltd. (“SH Guotong”)	A company controlled by aBitCool
21 Vianet Infrastructure Limited(5)	A company controlled by aBitCool
21Vianet (Xi’an) Technology Co., Ltd. (“Xi’an Tech”) (3)	A company controlled by 21 Vianet Infrastructure Limited
Mr. Chen Sheng	Director and CEO of the Company
Mr. Zhang Jun (6)	Director and COO of the Company*
Mr. Liu Zai De	Chief Software Officer of the Company and one of the shareholders of Lyzh Consulting Ltd.
Shi Dai Tong Lian	Seller of the Managed Network Entities
Concept Network Limited	Seller of the Managed Network Entities
TJ Guanbang	Seller of Gehua
BJ Huibang	Seller of Gehua
Lyzh Consulting Ltd. (2)	Seller of Fastweb
DFS DragonFund China, L.P. (2)	Seller of Fastweb
DFJ DragonFund Partners, LLC(2)	Seller of Fastweb
Draper Fisher Jurvetson Fund VIII, L.P. (2)	Seller of Fastweb
Draper Fisher Jurvetson Partners VIII, LLC(2)	Seller of Fastweb
JABE, LLC (2)	Seller of Fastweb
Shanghai Shibei Hi-Tech Co., Ltd. (“SH Shibei”)	Noncontrolling shareholder of SH Wantong
Beijing Kaihua Kewei Technology Company Limited (“Kaihua Kewei”)	Seller of Tianwang and Yilong
A PRC citizen	Seller of iJoy
Suzhou Aizhuoyi Information Technology Co., Ltd. (“SZ Aizhuoyi”)	A company controlled by seller of iJoy

(1)	These companies were sold out by aBitCool in 2011 to third parties, so the balances with these companies were no longer classified as “amounts due from related parties” as of December 31, 2012 or December 31, 2013.
(2)	Collectively, “Sellers of Fastweb”.
(3)	Acquired by the Company on July 5, 2012.
(4)	There are certain shareholders (“Common Shareholders”) that are shareholders of both aBitCool and the Company. As of December 31, 2013, in terms of economic interests and voting power, the Common Shareholders’ ownership interests in the Company were 12.12% and 54.92% while the their ownership interests in aBitCool was 90.14% in terms of both economic interests and voting power, based on the register of members of the Company. There is neither a single controlling shareholder nor a group of shareholders holding identical ownership interests individually and controlling ownership interests in aggregate in the Company and aBitCool.
(5)	These companies were deregistered in 2013.
(6)	Mr. Zhang Jun retired from the positions of Director and COO of the Company in March 2014.

b)	The Company had the following related party transactions for the years ended December 31, 2011, 2012 and 2013:

	For the year ended December 31,
	2011	2012	2013
	RMB	RMB	RMB	US$
Services provided to:
—SH Guotong	8,181	27,171	—	—
—GZ Juliang	268	—	—	—
—21V BJ	3	—	—	—
—21V FS	39	—	—	—
—CE BJ	854	1	—	—
—CE Soft BJ	90	215	—	—
—VEE	303	—	—	—
—TJ Yunlifang	93	—	—	—
Services provided by:
—SH Guotong	2,554	6,639	—	—
—Xi’an Tech	8,836	5,526	—	—
Rental of equipment from:
—Xi’an Tech	897	—	—	—
—21V NB	442	—	—	—
Purchases of equipment from:
—SZ Aizhuoyi	—	—	61,202	10,110
—ABC	—	—	266	44
—SH Guotong	—	1,812	—	—
—CE Soft BJ	—	515	—	—
—Xi’an Tech	39,896	—	—	—
Loans provided to:
—BitCool Media	—	14,771	19,096	3,154
—SH Shibei	—	—	4,900	809
—Seller of iJoy	—	—	12,193	2,015
Repayment of loans:
—BitCool Media	—	—	1,219	201
Interest income from loan to:
—Bitcool Media	—	253	861	142
Acquisition of 21V Xi’an from 21 Vianet Infrastructure Limited	—	15,977	—	—
Purchase 10% equity interests of BJ Tele from aBitCool (Note 11)	8,200	—	—	—
Purchase 99.95% equity interests of SH Cloud from 21V FS	18,191	—	—	—
Purchase 0.05% equity interests of SH Cloud from 21V BJ	9	—	—	—
Purchase 100% equity interests of SZ Cloud from 21V FS	7,900	—	—	—

c)	The Company had the following related party balances as of December 31, 2012 and 2013:

	December 31,
	2012	2013
	RMB	RMB	US$
Amounts due from related parties:
—SH Guotong	3,702	—	—
—Bitcool Media	15,024	33,311	5,503
—Seller of iJoy	—	24,387	4,028
—SH Shibei	—	9,800	1,619

	18,726	67,498	11,150

Amounts due to related parties:
Current:
—Seller of Gehua	39,592	16,737	2,765
—Seller of the Managed Network Entities	47,755	47,755	7,888
—Seller of iJoy	—	63,602	10,506
—Seller of Tianwang and Yilong	—	19,605	3,239
—BJ Huibang	815	—	—
—Sellers of Fastweb	16,875	—	—

	105,037	147,699	24,398

	December 31,
	2012	2013
	RMB	RMB	US$
Non-current:
—Seller of iJoy	—	58,487	9,662
—Seller of Tianwang and Yilong	—	19,834	3,276
—Seller of the Managed Network Entities	43,992	—	—
—Sellers of Fastweb	35,601	—	—
—Seller of Gehua	6,723	—	—

	86,316	78,321	12,938

All balances with the related parties, other than the amount due from BitCool Media, as of December 31, 2012 and 2013 were unsecured, interest-free and have no fixed terms of repayment. The loan provided to BitCool Media bears annual interest rates of 3%—6% and will mature in 2014. The Company has recorded the related interest income of RMB861 (US$142) using the effective interest method.

The amount due to Concept Network, TJ Guanbang, Kaihua Kewei and Seller of iJoy as of December 31, 2013 relate to the remaining contingent purchase consideration payable for the acquisitions of the Managed Network Entities, Gehua, Tianwang and Yilong and iJoy (Note 4), respectively.

As disclosed in Note 12, Mr. Chen Sheng and Mr. Zhang Jun provided guarantees to banks for the Company’s short-term bank borrowings.